Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Financial Services Portfolio - VIP Financial Services Portfolio - Initial Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810